Distribution Date:	04/17/24	WFRBS Commercial Mortgage Trust 2014-C19
Determination Date:	04/11/24
Next Distribution Date:	05/17/24
Record Date:	03/28/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		General Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14	General Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 2)	15		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Principal Prepayment Detail	16		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Historical Detail	17	Operating Trust Advisor	BellOak, LLC
			Attention: Reporting		Reporting@belloakadvisors.com
Delinquency Loan Detail	18
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Collateral Stratification and Historical Detail	19
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	20		Bank, N.A.
Specially Serviced Loan Detail - Part 2	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	23	Trustee	Deutsche Bank Trust Company Americas
Historical Bond / Collateral Loss Reconciliation Detail	24-26		Karlene Benvenuto		karlene.benvenuto@db.com
Interest Shortfall Detail - Collateral Level	27		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92938VAL9	1.233000%	75,637,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92938VAM7	2.895000%	36,949,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92938VAN5	3.660000%	98,933,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92938VAP0	3.829000%	210,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92938VAQ8	4.101000%	249,163,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92938VAR6	3.618000%	101,859,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92938VAS4	4.271000%	73,116,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.38%
B	92938VAT2	4.723000%	75,875,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	16.50%
C	92938VAU9	4.646000%	40,006,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	12.88%
D	92938VAA3	4.234000%	59,321,000.00	48,810,472.04	9,229,843.30	172,219.62	0.00	0.00	9,402,062.92	39,580,628.74	54.28%	7.50%
E	92938VAC9	5.201780%	27,590,000.00	27,590,000.00	0.00	119,597.58	0.00	0.00	119,597.58	27,590,000.00	22.42%	5.00%
F*	92938VAE5	5.201780%	11,037,000.00	11,037,000.00	0.00	47,843.37	0.00	0.00	47,843.37	11,037,000.00	9.67%	4.00%
G	92938VAG0	5.201780%	44,145,379.00	8,372,132.14	0.00	23,523.57	0.00	0.00	23,523.57	8,372,132.14	0.00%	0.00%
V	92938VAJ4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92938VAK1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,103,631,380.01	95,809,604.18	9,229,843.30	363,184.14	0.00	0.00	9,593,027.44	86,579,760.88

X-A	92938VAW5	5.201780%	845,657,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	92938VAX3	0.967780%	175,202,000.00	48,810,472.04	0.00	39,364.81	0.00	0.00	39,364.81	39,580,628.74
Notional SubTotal			1,020,859,000.00	48,810,472.04	0.00	39,364.81	0.00	0.00	39,364.81	39,580,628.74

Deal Distribution Total					9,229,843.30	402,548.95	0.00	0.00	9,632,392.25

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92938VAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92938VAM7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92938VAN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92938VAP0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92938VAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92938VAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92938VAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	92938VAT2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	92938VAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	92938VAA3	822.81944067	155.59149879	2.90318134	0.00000000	0.00000000	0.00000000	0.00000000	158.49468013	667.22794188
E	92938VAC9	1,000.00000000	0.00000000	4.33481624	0.00000000	0.00000000	0.00000000	0.00000000	4.33481624	1,000.00000000
F	92938VAE5	1,000.00000000	0.00000000	4.33481653	0.00000000	0.00000000	0.00000000	0.00000000	4.33481653	1,000.00000000
G	92938VAG0	189.64911684	0.00000000	0.53286597	0.28922801	55.59454841	0.00000000	0.00000000	0.53286597	189.64911684
V	92938VAJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92938VAK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92938VAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	92938VAX3	278.59540439	0.00000000	0.22468242	0.00000000	0.00000000	0.00000000	0.00000000	0.22468242	225.91425178

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	03/01/24 - 03/30/24	30	0.00	39,364.81	0.00	39,364.81	0.00	0.00	0.00	39,364.81	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	03/01/24 - 03/30/24	30	0.00	172,219.62	0.00	172,219.62	0.00	0.00	0.00	172,219.62	0.00
E	03/01/24 - 03/30/24	30	0.00	119,597.58	0.00	119,597.58	0.00	0.00	0.00	119,597.58	0.00
F	03/01/24 - 03/30/24	30	0.00	47,843.37	0.00	47,843.37	0.00	0.00	0.00	47,843.37	0.00
G	03/01/24 - 03/30/24	30	2,441,474.33	36,291.65	0.00	36,291.65	12,768.08	0.00	0.00	23,523.57	2,454,242.41
Totals			2,441,474.33	415,317.03	0.00	415,317.03	12,768.08	0.00	0.00	402,548.95	2,454,242.41

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92938VAS4	N/A	73,116,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92938VAT2	N/A	75,875,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92938VAU9	N/A	40,006,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			188,997,000.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
PEX	92938VAV7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	9,632,392.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	417,819.72	Master Servicing Fee	1,962.29
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	300.31
Interest Adjustments	0.00	Trustee Fee	37.95
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	41.25
ARD Interest	0.00	Trust Advisor Fee	160.88
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	417,819.72	Total Fees	2,502.69

Principal		Expenses/Reimbursements
Scheduled Principal	9,229,843.30	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	3,581.23
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,186.85
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	9,229,843.30	Total Expenses/Reimbursements	12,768.08

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	402,548.95
Excess Liquidation Proceeds	0.00	Principal Distribution	9,229,843.30
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	9,632,392.25
Total Funds Collected	9,647,663.02	Total Funds Distributed	9,647,663.02

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	95,809,604.18	95,809,604.18	Beginning Certificate Balance	95,809,604.18
(-) Scheduled Principal Collections	9,229,843.30	9,229,843.30	(-) Principal Distributions	9,229,843.30
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	86,579,760.88	86,579,760.88	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	95,994,396.71	95,994,396.71	Ending Certificate Balance	86,579,760.88
Ending Actual Collateral Balance	86,853,152.23	86,853,152.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.20%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	3	31,830,497.42	36.76%	(2)	5.2065	0.758848
1,000,001 to 2,000,000	1	1,483,764.89	1.71%	(1)	5.2200	(0.461600)	1.31 to 1.40	1	2,161,991.96	2.50%	(1)	5.4900	1.388600
2,000,001 to 3,000,000	2	5,111,765.23	5.90%	(2)	5.5766	1.648217	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.90	2	52,587,271.50	60.74%	(1)	4.9717	1.903913
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	1	13,031,034.30	15.05%	(3)	5.2800	1.018000	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	17,315,698.23	20.00%	(1)	5.1500	0.668400	4.01 or Greater	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	6	86,579,760.88	100.00%	(1)	5.0710	1.470069
30,000,001 to 50,000,000	1	49,637,498.23	57.33%	(1)	4.9320	1.907800
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	6	86,579,760.88	100.00%	(1)	5.0710	1.470069
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	2	17,777,694.82	20.53%	(2)	5.1871	1.255577
							Industrial	8	49,637,498.23	57.33%	(1)	4.9320	1.907800
Georgia	1	18,929,230.05	21.86%	(1)	4.9320	1.907800
							Lodging	1	13,031,034.30	15.05%	(3)	5.2800	1.018000
Michigan	1	17,315,698.23	20.00%	(1)	5.1500	0.668400
							Mobile Home Park	1	1,483,764.89	1.71%	(1)	5.2200	(0.461600)
Mississippi	2	6,505,502.48	7.51%	(1)	4.9320	1.907800
							Multi-Family	2	19,477,690.19	22.50%	(1)	5.1877	0.748341
North Carolina	4	19,456,105.18	22.47%	(1)	4.9320	1.907800
							Retail	1	2,949,773.27	3.41%	(2)	5.6400	1.838500
North Dakota	1	2,161,991.96	2.50%	(1)	5.4900	1.388600
							Totals	13	86,579,760.88	100.00%	(1)	5.0710	1.470069
Texas	2	4,433,538.16	5.12%	(2)	5.4994	1.068729

Totals	13	86,579,760.88	100.00%	(1)	5.0710	1.470069

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.250% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	1	49,637,498.23	57.33%	(1)	4.9320	1.907800	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	2	18,799,463.12	21.71%	(1)	5.1555	0.579214	49 months or greater	6	86,579,760.88	100.00%	(1)	5.0710	1.470069
	5.251% to 5.500%	2	15,193,026.26	17.55%	(3)	5.3099	1.070737	Totals	6	86,579,760.88	100.00%	(1)	5.0710	1.470069
	5.501% to 5.750%	1	2,949,773.27	3.41%	(2)	5.6400	1.838500
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	86,579,760.88	100.00%	(1)	5.0710	1.470069
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	86,579,760.88	100.00%	(1)	5.0710	1.470069	240 months or less	6	86,579,760.88	100.00%	(1)	5.0710	1.470069
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	86,579,760.88	100.00%	(1)	5.0710	1.470069	Totals	6	86,579,760.88	100.00%	(1)	5.0710	1.470069
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	5	83,629,987.61	96.59%	(1)	5.0509	1.457074			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	2,949,773.27	3.41%	(2)	5.6400	1.838500
	Totals	6	86,579,760.88	100.00%	(1)	5.0710	1.470069
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	440000345	IN	Various	Various	Actual/360	4.932%	211,134.26	76,243.07	0.00	03/06/24	03/06/44	--	49,713,741.30	49,637,498.23	04/06/24
10	416000129	MF	Sterling Heights	MI	Actual/360	5.150%	76,957.54	37,707.97	0.00	N/A	03/01/24	--	17,353,406.20	17,315,698.23	02/01/24
14	416000122	LO	Birmingham	AL	Actual/360	5.280%	59,401.79	33,874.49	0.00	N/A	01/01/24	--	13,064,908.79	13,031,034.30	12/01/23
33	440000363	RT	Boise	ID	Actual/360	5.000%	39,029.87	9,065,001.41	0.00	N/A	04/01/24	--	9,065,001.41	0.00	04/01/24
77	301690077	RT	Houston	TX	Actual/360	5.640%	14,348.79	4,679.14	0.00	N/A	02/01/24	--	2,954,452.41	2,949,773.27	10/01/23
85	416000126	MF	Grand Forks	ND	Actual/360	5.490%	10,254.99	7,229.49	0.00	N/A	03/01/24	--	2,169,221.45	2,161,991.96	02/01/24
93	301690093	MH	Mission	TX	Actual/360	5.220%	6,692.48	5,107.73	0.00	N/A	03/05/24	--	1,488,872.62	1,483,764.89	02/05/24
Totals							417,819.72	9,229,843.30	0.00				95,809,604.18	86,579,760.88
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	6,692,992.04	5,005,038.49	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	956,631.00	0.00	--	--	--	0.00	0.00	114,268.77	228,751.89	0.00	0.00
14	1,338,177.00	0.00	--	--	04/11/24	0.00	13,879.50	92,977.58	372,215.97	0.00	0.00
33	1,246,702.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	512,565.36	122,052.37	01/01/22	03/31/22	03/11/24	740,007.98	6,931.41	15,379.15	106,934.53	0.00	0.00
85	320,756.00	0.00	--	--	--	0.00	0.00	17,434.89	34,896.52	0.00	0.00
93	167,269.55	(40,333.18)	01/01/23	09/30/23	--	0.00	0.00	11,766.17	23,550.70	0.00	0.00
Totals	11,235,093.64	5,086,757.68				740,007.98	20,810.91	251,826.56	766,349.61	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	15,980,807.57	0	0.00	0	0.00	5.070968%	4.937746%	(1)
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.064315%	4.937354%	0
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	14,837,159.18	5.040432%	4.987260%	1
01/18/24	0	0.00	1	2,964,661.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	8	49,868,785.88	5.056799%	5.008820%	1
12/15/23	1	2,969,268.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	27,514,183.35	5.074338%	5.035679%	2
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	23,840,968.73	5.046874%	5.008432%	3
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.060361%	5.020294%	4
09/15/23	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	0	0.00	1	8,518,876.61	5.060876%	5.020870%	5
08/17/23	0	0.00	0	0.00	1	24,780,537.18	1	24,780,537.18	0	0.00	0	0.00	0	0.00	0	0.00	5.040280%	4.992023%	6
07/17/23	0	0.00	0	0.00	1	24,835,297.24	1	24,835,297.24	0	0.00	0	0.00	0	0.00	0	0.00	5.040319%	4.992066%	7
06/16/23	0	0.00	0	0.00	1	24,893,134.76	1	24,893,134.76	0	0.00	0	0.00	0	0.00	0	0.00	5.040359%	4.992109%	8
05/17/23	0	0.00	0	0.00	1	24,947,431.72	1	24,947,431.72	0	0.00	0	0.00	0	0.00	0	0.00	5.040397%	4.992151%	9
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	416000129	02/01/24	1	5	114,268.77	228,751.89	379.96	17,395,902.87	03/05/24	13
14	416000122	12/01/23	3	5	92,977.58	372,215.97	21,881.57	13,169,406.57	01/02/24	1
77	301690077	10/01/23	5	5	15,379.15	106,934.53	752.95	2,978,877.82	01/05/24	1
85	416000126	02/01/24	1	5	17,434.89	34,896.52	0.00	2,177,077.80	03/01/24	13
93	301690093	02/05/24	1	5	11,766.17	23,550.70	0.00	1,494,388.94	03/07/24	13
Totals					251,826.56	766,349.61	23,014.48	37,215,654.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		36,942,263	0	36,942,263		0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		49,637,498	49,637,498		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-24	86,579,761	49,637,498	20,961,455	0	15,980,808	0
Mar-24	95,809,604	58,778,743	21,011,500	0	16,019,361	0
Feb-24	193,449,549	177,387,061	0	0	16,062,488	0
Jan-24	377,344,167	361,243,499	0	2,964,661	13,136,007	0
Dec-23	488,619,469	485,650,200	2,969,269	0	0	0
Nov-23	568,622,753	568,622,753	0	0	0	0
Oct-23	613,015,973	613,015,973	0	0	0	0
Sep-23	617,241,540	617,241,540	0	0	0	0
Aug-23	666,622,205	641,841,668	0	0	24,780,537	0
Jul-23	668,194,450	643,359,153	0	0	24,835,297	0
Jun-23	669,852,542	644,959,407	0	0	24,893,135	0
May-23	671,410,782	646,463,351	0	0	24,947,432	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	416000129	17,315,698.23	17,395,902.87	31,340,000.00	12/04/13	919,787.00	0.66840	12/31/23	03/01/24	238
14	416000122	13,031,034.30	13,169,406.57	17,000,000.00	02/21/24	1,139,474.00	1.01800	12/31/23	01/01/24	212
77	301690077	2,949,773.27	2,978,877.82	6,150,000.00	11/09/13	104,952.87	1.83850	03/31/22	02/01/24	238
85	416000126	2,161,991.96	2,177,077.80	4,200,000.00	12/27/13	291,356.00	1.38860	12/31/23	03/01/24	178
93	301690093	1,483,764.89	1,494,388.94	2,900,000.00	07/15/13	(49,033.18)	(0.46160)	09/30/23	03/05/24	178
Totals		36,942,262.65	37,215,654.00	61,590,000.00		2,406,536.69

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	416000129	MF	MI	03/05/24	13

Loan transferred to Special Servicing on 03/05/24 due to Balloon Payment/Maturity Default. A Hello Letter and draft PNA have been sent to the Borrower. Additionally, counsel has issued a default letter to the Borrower. SS has simultaneously

	ordered o r instructed counsel to order third party reports (BOV, title and inspection).

14	416000122	LO	AL	01/02/24	1

Borrower and Lender executed the second forbearance agreement in March 2024. Borrower has till July 1st to repay the Loan in full. Asset transferred to Special Servicing, effective 1/2/23, due to maturity default. The loan matured on 1/1/2024.

	An exe cuted PNA is in place.

77	301690077	RT	TX	01/05/24	1
	The Borrower and Special Servicer executed on a 90-day Forbearance Agreement dated 3/25/24 to allow the Borrower time to pay off the loan, which is expected to be in the near term.

85	416000126	MF	ND	03/01/24	13
	Asset transferred to special servicing effective 3/1/24 due to Balloon Payment/Maturing Default. Borrower has requested a payoff quote and has advised it will payoff the loan in the near term.

93	301690093	MH	TX	03/07/24	13

Loan transferred to special servicing effective 3/7/24, due to Ballon Payment/Maturity Default. Borrower has failed to provide a proposal and is largely non-communicative. The SS anticipates proceeding with a foreclosure sale. The SS has asked

	legal counsel to confirm a potential full recourse breach by the guarantor.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310922325	0.00	4.71000%	0.00	4.71000%	1	12/18/20	12/01/20	--
1	310922325	0.00	4.71000%	0.00	4.71000%	1	12/11/20	12/01/20	12/18/20
13	440000353	14,338,975.84	4.92000%	14,338,975.84	4.92000%	9	02/08/19	02/01/19	02/08/19
13	440000353	0.00	4.92000%	0.00	4.92000%	9	03/05/19	02/01/19	02/08/19
14	416000122	0.00	5.28000%	0.00	5.28000%	10	03/29/24	01/01/24	--
26	301690026	0.00	5.16000%	0.00	5.16000%	8	01/14/21	01/29/21	02/11/21
26	301690026	0.00	5.16000%	0.00	5.16000%	8	02/11/21	01/29/21	01/14/21
34	440000338	9,629,767.63	5.03400%	9,629,767.63	5.03400%	10	09/17/20	10/01/20	11/12/20
34	440000338	0.00	5.03400%	0.00	5.03400%	10	11/12/20	10/01/20	09/17/20
77	301690077	0.00	5.64000%	0.00	5.64000%	10	03/25/24	03/25/24	--
Totals		23,968,743.47		23,968,743.47
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	440000371	09/15/23	24,780,537.18	30,500,000.00	10,380,119.97	1,806,257.15	10,380,119.97	8,573,862.82	16,206,674.36	0.00	0.00	16,206,674.36	54.02%
13	440000353	04/18/22	13,238,768.79	10,900,000.00	14,107,120.67	868,351.88	14,107,120.67	13,238,768.79	0.00	0.00	(80.00)	80.00	0.00%
31	301690031	06/17/19	10,385,847.99	6,100,000.00	4,579,937.86	2,187,363.08	4,316,240.17	2,128,877.09	8,256,970.90	0.00	597,554.81	7,659,416.09	66.02%
32	301690032	01/18/22	9,391,829.26	8,100,000.00	8,009,795.26	1,290,103.12	8,009,795.26	6,719,692.14	2,672,137.12	0.00	(11,907.81)	2,684,044.93	23.75%
41	440000337	02/16/24	8,204,767.76	15,550,000.00	8,241,236.34	58,071.67	8,241,236.34	8,183,164.67	21,603.09	0.00	0.00	21,603.09	0.21%
46	301690046	04/17/23	7,747,137.74	13,700,000.00	8,744,075.42	510,887.32	8,744,075.42	8,233,188.10	0.00	0.00	0.00	0.00	0.00%
50	301690050	04/17/19	7,018,842.22	2,700,000.00	2,874,816.72	2,527,621.97	2,527,621.97	0.00	7,018,842.22	0.00	202,742.39	6,816,099.83	89.68%
54	416000127	02/15/19	6,747,057.63	8,960,000.00	6,448,695.10	1,140,126.89	6,448,695.10	5,308,568.21	1,438,489.42	0.00	13,387.50	1,425,101.92	19.65%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			87,514,788.57	96,510,000.00	63,385,797.34	10,388,783.08	62,774,904.90	52,386,121.82	35,614,717.11	0.00	801,696.89	34,813,020.22

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/21	0.00	0.00	0.00	(11,267.50)	0.00	11,267.50	0.00	0.00	11,598.00
		04/17/20	0.00	0.00	0.00	0.00	0.00	330.50	0.00	0.00
6	440000371	09/15/23	0.00	0.00	16,206,674.36	0.00	0.00	16,206,674.36	0.00	0.00	16,206,674.36
13	440000353	10/17/23	0.00	0.00	80.00	0.00	0.00	80.00	0.00	0.00	4,218.93
		08/17/23	0.00	0.00	4,138.93	0.00	0.00	475.00	0.00	0.00
		07/17/23	0.00	0.00	3,663.93	0.00	0.00	625.00	0.00	0.00
		05/17/23	0.00	0.00	3,038.93	0.00	0.00	592.44	0.00	0.00
		04/17/23	0.00	0.00	2,446.49	0.00	0.00	312.68	0.00	0.00
		03/17/23	0.00	0.00	2,133.81	0.00	0.00	962.00	0.00	0.00
		01/18/23	0.00	0.00	1,171.81	0.00	0.00	148.62	0.00	0.00
		10/17/22	0.00	0.00	1,023.19	0.00	0.00	500.00	0.00	0.00
		09/16/22	0.00	0.00	523.19	0.00	0.00	66.06	0.00	0.00
		08/17/22	0.00	0.00	457.13	0.00	0.00	48.34	0.00	0.00
		07/15/22	0.00	0.00	408.79	0.00	0.00	408.79	0.00	0.00
		04/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	301690031	02/16/24	0.00	0.00	7,659,416.09	0.00	0.00	(247,500.00)	0.00	0.00	7,659,416.09
		10/17/23	0.00	0.00	7,906,916.09	0.00	0.00	(90,892.20)	0.00	0.00
		07/15/22	0.00	0.00	7,997,808.29	0.00	0.00	13,507.74	0.00	0.00
		06/17/22	0.00	0.00	7,984,300.55	0.00	0.00	1,692.00	0.00	0.00
		05/17/22	0.00	0.00	7,982,608.55	0.00	0.00	31,389.50	0.00	0.00
		04/18/22	0.00	0.00	7,951,219.05	0.00	0.00	9,168.00	0.00	0.00
		02/17/22	0.00	0.00	7,942,051.05	0.00	0.00	1,593.50	0.00	0.00
		12/17/21	0.00	0.00	7,940,457.55	0.00	0.00	8,008.50	0.00	0.00
		11/18/21	0.00	0.00	7,932,449.05	0.00	0.00	329.00	0.00	0.00
		10/18/21	0.00	0.00	7,932,120.05	0.00	0.00	3,145.00	0.00	0.00
		09/17/21	0.00	0.00	7,928,975.05	0.00	0.00	1,628.50	0.00	0.00
		08/17/21	0.00	0.00	7,927,346.55	0.00	0.00	11,267.50	0.00	0.00
		07/16/21	0.00	0.00	7,916,079.05	0.00	0.00	235.00	0.00	0.00
		06/17/21	0.00	0.00	7,915,844.05	0.00	0.00	75.22	0.00	0.00
		05/17/21	0.00	0.00	7,915,844.05	0.00	0.00	(75.22)	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	301690031	04/16/21	0.00	0.00	7,915,844.05	0.00	0.00	(75.22)	0.00	0.00
		03/17/21	0.00	0.00	7,915,919.27	0.00	0.00	235.00	0.00	0.00
		02/18/21	0.00	0.00	7,915,684.27	0.00	0.00	3,658.00	0.00	0.00
		11/18/20	0.00	0.00	7,912,026.27	0.00	0.00	1,453.00	0.00	0.00
		10/19/20	0.00	0.00	7,910,573.27	0.00	0.00	94.00	0.00	0.00
		09/17/20	0.00	0.00	7,910,479.27	0.00	0.00	1,645.00	0.00	0.00
		08/17/20	0.00	0.00	7,908,834.27	0.00	0.00	1,859.76	0.00	0.00
		07/17/20	0.00	0.00	7,906,974.51	0.00	0.00	452.98	0.00	0.00
		06/17/20	0.00	0.00	7,906,521.53	0.00	0.00	(352,282.15)	0.00	0.00
		05/15/20	0.00	0.00	8,258,489.13	0.00	0.00	17.42	0.00	0.00
		04/17/20	0.00	0.00	8,258,786.26	0.00	0.00	314.50	0.00	0.00
		12/17/19	0.00	0.00	8,258,471.76	0.00	0.00	16.50	0.00	0.00
		10/18/19	0.00	0.00	8,258,455.26	0.00	0.00	150.00	0.00	0.00
		08/16/19	0.00	0.00	8,258,305.26	0.00	0.00	18.36	0.00	0.00
		07/17/19	0.00	0.00	8,258,286.90	0.00	0.00	1,316.00	0.00	0.00
		06/17/19	0.00	0.00	8,256,970.90	0.00	0.00	8,256,970.90	0.00	0.00
32	301690032	09/15/23	0.00	0.00	2,684,044.93	0.00	0.00	(89.57)	0.00	0.00	2,684,044.93
		04/18/22	0.00	0.00	2,684,134.50	0.00	0.00	11,411.32	0.00	0.00
		03/17/22	0.00	0.00	2,672,723.18	0.00	0.00	586.06	0.00	0.00
		01/18/22	0.00	0.00	2,672,137.12	0.00	0.00	2,672,137.12	0.00	0.00
41	440000337	02/16/24	0.00	0.00	21,603.09	0.00	0.00	21,603.09	0.00	0.00	21,603.09
46	301690046	04/25/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	301690050	03/17/22	0.00	0.00	6,816,099.83	0.00	126.92	0.00	0.00	0.00	5,823,408.04
		07/17/20	0.00	0.00	6,815,972.91	0.00	15.81	0.00	0.00	0.00
		06/17/20	0.00	0.00	6,815,957.10	0.00	658.00	0.00	0.00	0.00
		05/15/20	0.00	0.00	6,815,299.10	0.00	243.00	0.00	0.00	0.00
		04/17/20	0.00	0.00	6,815,056.10	0.00	0.00	16.00	0.00	0.00
		03/17/20	0.00	0.00	6,815,040.10	0.00	(4,097.76)	0.00	0.00	0.00
		02/18/20	0.00	0.00	6,819,137.86	0.00	432.17	0.00	0.00	0.00
		01/17/20	0.00	0.00	6,818,705.69	0.00	(200,351.03)	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
50	301690050	12/17/19	0.00	0.00	7,019,056.72	0.00	106.50	0.00	0.00	0.00
		08/16/19	0.00	0.00	7,018,950.22	0.00	0.00	98.36	0.00	0.00
		05/17/19	0.00	0.00	7,018,851.86	0.00	9.64	0.00	0.00	0.00
		04/17/19	0.00	0.00	7,018,842.22	0.00	0.00	7,018,842.22	0.00	(1,195,548.54)
54	416000127	07/17/20	0.00	0.00	1,425,101.92	0.00	0.00	(25,172.29)	0.00	0.00	1,425,101.92
		10/18/19	0.00	0.00	1,450,274.21	0.00	0.00	673.88	0.00	0.00
		09/17/19	0.00	0.00	1,449,600.33	0.00	0.00	1,641.00	0.00	0.00
		08/16/19	0.00	0.00	1,447,959.33	0.00	0.00	1,471.00	0.00	0.00
		07/17/19	0.00	0.00	1,446,488.33	0.00	0.00	(48,031.57)	0.00	0.00
		06/17/19	0.00	0.00	1,494,519.90	0.00	0.00	54,184.50	0.00	0.00
		05/17/19	0.00	0.00	1,440,335.40	0.00	0.00	1,845.98	0.00	0.00
		02/15/19	0.00	0.00	1,438,489.42	0.00	0.00	1,438,489.42	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	34,813,020.22	(11,267.50)	(202,856.75)	35,031,613.90	0.00	(1,195,548.54)	33,836,065.36

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	3,374.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	2,812.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	1,000.00	0.00	0.00	3,581.23	0.00	0.00	0.00	0.00	0.00	0.00
85	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
93	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,186.85	0.00	0.00	3,581.23	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		12,768.08

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Supplemental Notes
Exchange of Exchangeable Certificates--March 2016

In March 2016 an exchange of exchangeable certificates took effect in which $94,498,000.00 of Class PEX was exchanged for $36,558,000.00 of Class A-S, $37,937,000.00 of Class B, and $20,003,000.00 of Class C.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28